Shareholder Report, Average Annual Return (Details)	12 Months Ended	13 Months Ended		60 Months Ended	72 Months Ended	120 Months Ended	132 Months Ended
	Jul. 31, 2025	Jul. 31, 2024		Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025
Leader Capital Short Term High Yield Bond Fund Investor Class [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.76%				8.10%		3.10%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.62%				8.09%		3.36%
Leader Capital High Quality Income Fund Investor Class [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.63%			7.64%		4.20%
Leader Capital High Quality Income Fund Institutional Class [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.03%			8.07%		4.66%
Leader Capital High Quality Income Fund Class A [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.73%	9.20%
Without Sales Load [Member] | Leader Capital High Quality Income Fund Class A [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.50%	7.11%	[1]
ICE Bank of America -1-3 Year U.S. Corp. Govt. Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.70%				1.56%		1.85%
I C E Bankof America 13 Year U S Corp Govt Index Two [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.70%				1.56%		1.85%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38% [2]	1.66%	[1]	(1.07%)	(1.07%) [2]	1.66%	1.66% [2]

[1]	The Leader Capital High Quality Income Fund’s Class A shares commenced operation on June 21, 2023.
[2]	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.